Contents of Significant Accounts - Summary of Disaggregation of Revenue by Product (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 278,705,264	$ 213,011,018	$ 176,820,914
Wafer [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	265,600,173	204,594,399	169,885,201
Other products [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 13,105,091	$ 8,416,619	$ 6,935,713